Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Kemper Corporation
Entity Central Index Key	0000860748
Amendment Flag	false
Entity File Number	001-18298
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4255452
Entity Address, Address Line One	200 E. Randolph Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	661-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	KMPR
Security Exchange Name	NYSE
Entity Listings [Line Items]
Trading Symbol	KMPR
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, par value $0.10 per share
5.875% Fixed-Rate Reset Junior Subordinated Debentures due 2062
Cover [Abstract]
Title of 12(b) Security	5.875% Fixed-Rate Reset Junior Subordinated Debentures due 2062
Trading Symbol	KMPB
Security Exchange Name	NYSE
Entity Listings [Line Items]
Trading Symbol	KMPB
Security Exchange Name	NYSE
Title of 12(b) Security	5.875% Fixed-Rate Reset Junior Subordinated Debentures due 2062